Victory Low Duration Bond Fund Expense Example - Victory Low Duration Bond Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 310
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	742
Expense Example, with Redemption, 10 Years	1,388
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	2,127
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	$ 874